December 27, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Warburg Pincus Global Fixed Income Fund, Inc.
    File No.  33-36066

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


               U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


1.  Name and address of issuer: Warburg Pincus Global Fixed Income Fund, Inc.
                                466 Lexington Avenue
                                New York, NY 10017

2.  Name of each series or class of funds for which this notice is filed:

    Warburg Pincus Global Fixed Income Fund - Advisor and Common Shares

3.  Investment Company Act File Number:   811-6143

    Securities Act File Number:   33-36066

4.  Last day of fiscal year for which this notice is filed:  10/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                     [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           Advisor Shares   Common Shares       Total

    Number:                      0            2,883,279       2,883,279
    Sale Price:            $     0          $30,345,947     $30,345,947

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           Advisor Shares   Common Shares       Total

    Number:                      0              26,435          26,435
    Sale Price:                $ 0            $289,992        $289,992

9.  Number and aggregate sale price of securities sold during the fiscal year:

                           Advisor Shares   Common Shares       Total

    Number:                   3,441          10,872,404       10,875,845
    Sale Price:             $37,907        $119,663,377     $119,701,284

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           Advisor Shares   Common Shares       Total

    Number:                   3,441           7,962,690       7,966,131
    Sale Price:             $37,907         $89,027,438     $89,065,345

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                           Advisor Shares   Common Shares       Total

    Number:                     25             696,550          696,575
    Sale Price:               $278          $7,544,115       $7,544,393

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $   89,065,345

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +    7,544,393

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -   61,338,102

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii),
    plus line (iv)] (if applicable):                           $   35,271,636

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /       3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $   10,688.37

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 17, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Eugene P. Grace
        Eugene P. Grace
        Vice President and Secretary

Date:   December 17, 1996



December 23, 1996


Warburg, Pincus Global
  Fixed Income Fund, Inc.
466 Lexington Avenue
New York, New York 10017

Re:  Rule 24f-2 Notice
     for Warburg, Pincus Global
     Fixed Income Fund, Inc. (the "Fund")
     (Securities Act File No. 33-36066;
     Investment Company Act File No. 811-06143)

Ladies and Gentlemen:

The Fund, a Maryland corporation, is filing with the Securities and Exchange Commission a Rule 24f-2 notice (the "Notice") containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Rule"). We understand that the Fund has previously filed a registration statement on Form N-1A (the
"Registration Statement") under the Securities Act of 1933, as amended, adopting the declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of common stock of the Fund
(the "Shares") were being registered by such registration statement. The effect of the Rule 24f-2 notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and by this opinion, will be to make definite in number the number of Shares sold by the Fund in reliance upon the Rule (the "Rule 24f-2 Shares") during the fiscal year ended October 31, 1996.

As to the various questions of fact material to the opinion expressed herein we have relied upon and assumed the genuineness of the signatures on, the conformity to originals of, and the authenticity of, all documents, including but not limited to certificates of officers of the Fund, submitted to us as originals or copies, which facts we have not independently verified. Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Registration Statement.

On the basis of the foregoing, and (i) assuming compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities;
(ii) assuming further that all of the Rule 24f-2 Shares sold during the fiscal year ended October 31, 1996 were sold in accordance with the terms of the Fund's Prospectus and Statement of Additional Information in effect at the time of sale at a sales price in each case in excess of the par value of the Rule 24f-2 Shares; and (iii) subject to the discussion and qualifications and in reliance upon the facts and assumptions set forth in the opinion letter of Messrs. Piper & Marbury L.L.P. of even date addressed to the Fund, we are of the opinion that:

1. the Rule 24f-2 Shares that are designated Common Shares in the Fund's Charter were legally issued, fully paid and non-assessable by the Fund; and
2. although the matter is not free from doubt, a Maryland court properly considering the issue should find that the Rule 24f-2
    Shares that are designated Advisor Shares in the Fund's Charter were validly issued, fully paid and non-assessable.

We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York, and the opinions set forth above are accordingly limited to the laws of those jurisdictions. As to matters involving the application of the laws of the State of Maryland, we have relied on the opinion of Messrs. Piper & Marbury L.L.P.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice.

Very truly yours,

WILLKIE FARR & GALLAGHER

By:   /s/Rose F. DiMartino
      Rose F. DiMartino
      A Member of the Firm


December 23, 1996

Warburg, Pincus Global Fixed Income Fund, Inc.
P.O. Box 9030
Boston, MA  02205-9030

Re:Notice Pursuant to Rule 24f-2 under the Investment Company Act of 1940

Ladies and Gentlemen:

We have acted as special Maryland counsel to Warburg, Pincus Global Fixed Income Fund, Inc., a Maryland corporation (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's notice (the "Rule 24f-2 Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, as amended, of 3,441 Advisor Shares of the Fund (the "Shares") sold during the fiscal year ended October 31, 1996. In our capacity as special counsel to the Fund, we have examined the charter and bylaws of the Fund, the corporate action taken by the Fund that provides for the issuance of the Shares, and such other documents and matters as we have deemed necessary and appropriate to render the opinions set forth in this letter. In reaching the opinions set forth below, we have assumed all documents submitted to us as originals are authentic, all documents submitted to us as certified or photostatic copies conform to the original documents, all signatures on all documents submitted to us for examination are genuine, and all public records reviewed are accurate and complete.

Based upon and subject to the foregoing, subject to the discussion and qualifications and in reliance upon the facts and assumptions set forth in our opinion letter of even date addressed to the Fund, and limited in all respects to applicable Maryland law, it is our view that, although the matter is not free from doubt, a Maryland court properly considering the issue should find that the Shares are validly issued, fully paid and non-assessable. The foregoing is only a summary of the ultimate conclusions reached in our opinion referred to above.

We hereby consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice. In giving our consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

This letter is addressed solely to the Fund and is not intended for the use of any other person, except that Willkie Farr & Gallagher may rely on the opinions stated herein in rendering their opinions to you in connection with the Rule 24f-2 Notice.

Very truly yours,

/s/Piper & Marbury L.L.P.
Piper & Marbury L.L.P.